Investment Objectives and Goals - iShares MSCI USA Small-Cap Quality Factor ETF	Mar. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI USA SMALL-CAP QUALITY FACTOR ETFTicker: SQLTStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares MSCI USA Small-Cap Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks exhibiting relatively higher quality characteristics as identified through certain fundamental metrics.